Schedule I - Summary of Investments Other Than investments in Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale, amortized cost		$ 48,230,218	$ 36,980,933
Fair Value	[1]	47,624,171	34,986,160
Equity securities, at cost		2,826,642	2,650,542
Equity securities		2,869,631	2,623,820
Fixed maturities, trading, amortized cost		5,241,598	4,415,277
Fixed Maturities, trading		4,892,507	3,845,045
Commercial Mortgage Loans		10,082,667	7,759,323
Policy loans		1,666,965	1,541,480
Short-term Investments		320,794
Other invested assets	[1]	2,297,535	1,582,094
Total Investment at Cost		70,666,419
Total investment per Balance Sheet		69,754,270	52,855,308
Equity securities
Schedule of Investments [Line Items]
Equity securities, at cost		2,826,642
Equity securities		2,869,631
Available-for-sale | Fixed maturities
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale, amortized cost		48,230,218
Fair Value		47,624,171
Trading | Fixed maturities
Schedule of Investments [Line Items]
Fixed maturities, trading, amortized cost		5,241,598
Fixed Maturities, trading		4,892,507
U.S. Treasury securities and obligations of U.S. government authorities and agencies
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale, amortized cost		1,196,805	1,199,628
Fair Value		1,117,320	1,099,241
U.S. Treasury securities and obligations of U.S. government authorities and agencies | Fixed maturities
Schedule of Investments [Line Items]
Fair Value		1,117,320
Obligations of U.S. states and their political subdivisions
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale, amortized cost		460,634	570,253
Fair Value		434,528	541,066
Obligations of U.S. states and their political subdivisions | Fixed maturities
Schedule of Investments [Line Items]
Fair Value		434,528
Foreign government securities
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale, amortized cost		456,138	362,154
Fair Value		424,735	310,334
Foreign government securities | Fixed maturities
Schedule of Investments [Line Items]
Fair Value		424,735
Asset-backed securities
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale, amortized cost		5,051,514	3,728,073
Fair Value		5,076,048	3,750,663
Asset-backed securities | Fixed maturities
Schedule of Investments [Line Items]
Fair Value		5,076,048
Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale, amortized cost		1,370,898	944,652
Fair Value		1,354,310	895,775
Commercial mortgage-backed securities | Fixed maturities
Schedule of Investments [Line Items]
Fair Value		1,354,310
Residential mortgage-backed securities
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale, amortized cost		936,614	367,005
Fair Value		941,965	$ 356,072
Residential mortgage-backed securities | Fixed maturities
Schedule of Investments [Line Items]
Fair Value		941,965
Public utilities | Available-for-sale | Fixed maturities
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale, amortized cost		3,553,256
Fair Value		3,401,020
All other corporate bonds | Available-for-sale | Fixed maturities
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale, amortized cost		35,134,183
Fair Value		34,801,972
Redeemable preferred stock | Available-for-sale | Fixed maturities
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale, amortized cost		70,176
Fair Value		72,273
Other common stocks | Equity securities
Schedule of Investments [Line Items]
Equity securities, at cost		2,569,208
Equity securities		2,608,156
Non-redeemable Preferred Stock | Equity securities
Schedule of Investments [Line Items]
Equity securities, at cost		19,661
Equity securities		20,297
Mutual funds | Equity securities
Schedule of Investments [Line Items]
Equity securities, at cost		237,773
Equity securities		241,178
Total Net Commercial Mortgage and Other Loans
Schedule of Investments [Line Items]
Commercial Mortgage Loans		$ 10,082,667

[1]	See Note 4 for details of balances associated with variable interest entities.